Segment reporting (Tables)	12 Months Ended
Dec. 31, 2020
Operating segments [Abstract]
Disclosure of operating segments
The following tables summarize selected financial information by segment for the years ended December 31, 2020, 2019 and 2018:

	Mass-Market Vehicles
2020	North America	LATAM	APAC	EMEA	Maserati	Other activities	Unallocated items & eliminations	FCA
	(€ million)
Revenues	€60,322	€5,305	€2,381	€16,284	€1,384	€2,188	€(1,188)	€86,676
Revenues from transactions with other segments	(15)	(8)	(64)	(93)	(2)	(1,006)	1,188	—
Revenues from third party customers	€60,307	€5,297	€2,317	€16,191	€1,382	€1,182	€—	€86,676

Net profit from continuing operations								€24
Tax expense								€1,332
Net financial expenses								€988
Adjustments:
Impairment expense and supplier obligations(1)	€154	€161	€—	€266	€297	€5	€44	€927
Provision for U.S. investigation matters(2)	€—	€—	€—	€—	€—	€—	€222	€222
Restructuring costs, net of reversals	€32	€18	€—	€6	€3	€14	€—	€73
Gains on disposal of investments	€—	€—	€—	€—	€—	€(4)	€—	€(4)
Other(3)	€10	€—	€—	€(28)	€4	€130	€64	€180
Adjusted EBIT	€5,351	€6	€(116)	€(918)	€(232)	€(283)	€(66)	€3,742

Share of profit of equity method investees	€—	€—	€(160)	€333	€—	€10	€1	€184
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(1) Impairment expense and supplier obligations in Maserati, EMEA, LATAM and North America (refer to Note 2, Use of estimates - Recoverability of non-current assets with definite useful lives).
(2) Provision recognized for estimated probable loss to settle matters under investigation by the U.S. Department of Justice, primarily related to criminal investigations associated with U.S. diesel emissions matters (refer to Note 25 - Guarantees granted, commitments and contingent liabilities).
(3) Other costs, primarily including costs incurred for the FCA-PSA merger and for litigation proceedings (refer to Note 25, Guarantees granted,commitments and contingent liabilities, for further details).

	Mass-Market Vehicles
2019	North America	LATAM	APAC	EMEA	Maserati	Other activities	Unallocated items & eliminations	FCA
	(€ million)
Revenues	€73,357	€8,461	€2,814	€20,571	€1,603	€3,009	€(1,628)	€108,187
Revenues from transactions with other segments	(20)	(12)	(52)	(105)	(11)	(1,428)	1,628	—
Revenues from third party customers	€73,337	€8,449	€2,762	€20,466	€1,592	€1,581	€—	€108,187

Net profit from continuing operations								€2,700
Tax expense								€1,321
Net financial expenses								€1,005
Adjustments:
Impairment expense and supplier obligations(1)(5)	€98	€—	€—	€441	€210	€—	€793	€1,542
Restructuring costs, net of reversal(2)(5)	€23	€127	€—	€(9)	€3	€—	€10	€154
Gains on disposal of investments	€—	€—	€—	€—	€—	€(15)	€—	€(15)
Brazilian indirect tax – reversal of liability/recognition of credits(3)	€—	€(164)	€—	€—	€—	€—	€—	€(164)
Other(4)(5)	€45	€4	€(4)	€(7)	€8	€7	€72	€125
Adjusted EBIT	€6,690	€501	€(36)	€(6)	€(199)	€(173)	€(109)	€6,668

Share of profit of equity method investees	€—	€—	€(126)	€318	€—	€15	€1	€208
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(1) Impairment expense recognized in the year ended December 31, 2019 for EMEA, Maserati and also not allocated to a specific region. Additionally, impairment expense recognized in previous quarters in North America and Maserati, as well as supplier obligations of €6 million in EMEA.
(2) Restructuring costs, mainly related to LATAM, EMEA and North America, primarily includes €76 million of write-down of Property, plant and equipment and €118 million related to the recognition of provisions for restructuring, partially offset by the reversal of previously recorded provisions, primarily €46 million in EMEA.
(3) Gains in relation to the recognition of credits for amounts paid in prior years in relation to indirect taxes in Brazil (refer to Note 15, Trade and other receivables in the Consolidated Financial Statements).
(4) Other costs, primarily relating to litigation proceedings (refer to Note 25, Guarantees granted, commitments and contingent liabilities in the Consolidated Financial Statements).
(5) During the year ended December 31, 2019 impairment charges of €1,589 million were recorded, classified within Impairment expense and supplier obligations, Restructuring costs, net of reversals and Other above. These comprised €636 million of Property, plant and equipment (refer to Note 11, Property, plant and equipment in the Consolidated Financial Statements included elsewhere in this report) and €953 million of Other intangible assets (refer to Note 10, Other intangible assets in the Consolidated Financial Statements included elsewhere in this report).

	Mass-Market Vehicles
2018	North America	LATAM	APAC	EMEA	Maserati	Other activities	Unallocated items & eliminations	FCA
	(€ million)
Revenues	€72,384	€8,152	€2,703	€22,815	€2,663	€2,888	€(1,193)	€110,412
Revenues from transactions with other segments	(31)	(10)	(57)	(101)	(18)	(976)	1,193	—
Revenues from third party customers	€72,353	€8,142	€2,646	€22,714	€2,645	€1,912	€—	€110,412

Net profit from continuing operations								€3,330
Tax expense								€778
Net financial expenses								€1,056
Adjustments:
Charge recognized for U.S. diesel emission matters(1)	€—	€—	€—	€—	€—	€—	€748	€748
Impairment expense(2)	€16	€8	€11	€307	€—	€—	€11	€353
China inventory impairment(3)	€—	€—	€129	€—	€—	€—	€—	€129
Costs for recall, net of recovery - airbag inflators(4)	€114	€—	€—	€—	€—	€—	€—	€114
U.S. special bonus payment(5)	€109	€—	€—	€—	€—	€2	€—	€111
Restructuring costs, net of reversal(6)	€—	€(28)	€—	€123	€—	€8	€—	€103
Employee benefits settlement losses(7)	€92	€—	€—	€—	€—	€—	€—	€92
Port of Savona (Italy) fire and flood(8)	€—	€—	€—	€2	€11	€30	€—	€43
(Recovery of)/costs for recall - contested with supplier(9)	€(50)	€—	€—	€—	€—	€—	€—	€(50)
North America Capacity realignment(10)	€(60)	€—	€—	€—	€—	€—	€—	€(60)
Brazilian indirect tax – reversal of liability/recognition of credits(11)	€—	€(54)	€—	€—	€—	€(18)	€—	€(72)
Other	€1	€—	€—	€30	€—	€12	€20	€63
Adjusted EBIT	€6,230	€359	€(296)	€406	€151	€(40)	€(72)	€6,738

Share of profit of equity method investees	€—	€—	€(67)	€284	€—	€22	€1	€240
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Disclosure of geographical areas
Net revenues by geographical area were as follows:

	Years ended December 31,
	2020	2019	2018
	(€ million)
Net revenues in:
North America(1)	€60,783	€73,848	€73,405
Brazil	4,518	7,423	6,452
Italy	5,454	7,259	8,815
France	2,420	3,021	3,204
Germany	2,325	2,519	2,755
China	1,412	1,753	1,974
Spain	789	1,200	1,397
United Kingdom	696	995	1,136
Argentina	772	861	1,384
Japan	752	839	718
Turkey	947	739	896
Australia	322	320	418
Other countries	5,486	7,410	7,858
Total Net revenues	€86,676	€108,187	€110,412
The following table summarizes the non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets) attributed to certain geographic areas:

	At December 31,
	2020	2019
	(€ million)
North America(1)	€39,240	€40,097
Italy	11,287	10,711
Brazil	2,811	4,064
Poland	531	684
Serbia	409	495
Other countries	1,007	1,320
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	€55,285	€57,371